Property, Plant and Equipment: (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment Carrying Value		$ 129,125
Gain (Loss) on Disposition of Property Plant Equipment	$ 30,476	$ 30,476